Interim Condensed Consolidated Statements of Financial Position	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Non-current assets
Plant and equipment, net	$ 75,217	$ 6,044	$ 120,445
Intangible assets, net	508,386	624,240	855,950
Total non-current assets	583,603	630,284	976,395
Current assets
Trade and other receivables and deposits, net	221,776	127,047	438,447
Contract assets	83,241	10,642	11,931
Cash	9,817,829	66,184	197,709
Total current assets	10,122,846	203,873	648,087
Total assets	10,706,449	834,157	1,624,482
Non-current liabilities
Lease liabilities	43,054		19,151
Current liabilities
Trade and other payables	408,651	626,008	447,069
Loan from a shareholder		337,566
Lease liabilities	9,760	6,500	41,409
Total current liabilities	418,411	970,074	488,478
Total liabilities	461,465	970,074	507,629
EQUITY
Share capital	7,233	5,462	4,559
Accumulated losses	(32,778,161)	(27,552,865)	(22,045,101)
Reserves	43,015,912	27,411,486	23,157,395
Total equity	10,244,984	(135,917)	1,116,853
Total equity and liabilities	$ 10,706,449	$ 834,157	$ 1,624,482